LVIP SSgA S&P 500 Index Fund
LVIP SSgA S&P 500 Index Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP SSgA S&P 500 Index Fund (the “Fund”), is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index*.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP SSgA S&P 500 Index Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP SSgA S&P 500 Index Fund	Standard Class	Service Class
Management Fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	none	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.28%	0.53%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP SSgA S&P 500 Index Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	29	90	157	356
Service Class	54	170	296	665

Expense Example, No Redemption LVIP SSgA S&P 500 Index Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	29	90	157	356
Service Class	54	170	296	665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing in the securities that make up the S&P 500 Index, although the Fund may not invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund, under normal market conditions, invests at least 90% of its assets in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The market capitalization range of the S&P 500 Index was $1.2 billion to $406.3 billion as of December 31, 2011. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
  size;
  frequency and ease by which their stocks trade; and
  range and diversity of the American economy.
The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Fund has not yet invested new shareholder money.

* “Standard & Poor's®”, “S&P 500®”, “Standard & Poor's 500®” and “500” are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Passive Management Risk: The Fund uses an indexing strategy and do not individually select securities. The Fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for the one year, five year and lifetime periods, and the Fund's Service Class for the one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 15.77%.
The Fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (22.00%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP SSgA S&P 500 Index Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	1.85%	(0.53%)	2.64%
Standard Class S&P 500 Index	2.11%	(0.25%)	2.92%
Service Class	1.60%			(1.84%)	Apr. 30, 2007
Service Class S&P 500 Index	2.11%			(1.32%)	Apr. 30, 2007